Cash And Cash Equivalents - Reconciliation of Assets and Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	$ (26,646)	$ (25,890)
Cash Flows (Inflows)/ Outflows	212	(842)
Addition	(111)	(6)
Foreign exchange movement	(33)	18
Others	(41)	74
Liabilities arising from financing activities at end of period	(26,619)	(26,646)
Cash and cash equivalents	2,387	2,352	$ 2,939	$ 908
Debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(2,511)	(2,013)
Cash Flows (Inflows)/ Outflows	182	(670)
Addition	(17)	(6)
Foreign exchange movement	(30)	10
Others	4	168
Liabilities arising from financing activities at end of period	(2,372)	(2,511)
Lease obligations
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(345)	(426)
Cash Flows (Inflows)/ Outflows	77	89
Addition	(117)	(18)
Foreign exchange movement	(5)	9
Others	8	1
Liabilities arising from financing activities at end of period	(382)	(345)
Share capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(11)	(11)
Liabilities arising from financing activities at end of period	(11)	(11)
Additional Paid-In Capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(23,831)	(23,487)
Cash Flows (Inflows)/ Outflows	(42)	(168)
Others	(154)	(176)
Liabilities arising from financing activities at end of period	(24,027)	(23,831)
Restricted cash
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	1	1
Assets arising from financing activities at end of period	1	1
Government grants receivable
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	52	47
Cash Flows (Inflows)/ Outflows	(5)	(93)
Addition	23	18
Foreign exchange movement	1	(1)
Others	101	81
Assets arising from financing activities at end of period	172	52
Cash and cash equivalents	172	52
Other receivables
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	(1)
Liabilities arising from financing activities at beginning of period		(1)
Foreign exchange movement	$ 1
Assets arising from financing activities at end of period		$ (1)